Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and June 30, 2023:
	As of December 31, 2022
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial assets:
Investment in marketable equity security	¥40,548			¥40,548

Financial liabilities:
Earn-out liability from BeeLive acquisition	¥-	¥-	¥-	¥-
Earn-out liability from Weiliantong acquisition	-	-	4,336	4,336
Warrant liability			166	166
Total	¥-	¥-	¥4,502	¥4,502
	As of June 30, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial assets:
Investment in marketable equity security	¥105,697			¥105,697

Financial liabilities:
Earn-out liability from BeeLive acquisition	¥-	¥-	¥-	¥-
Earn-out liability from Weiliantong acquisition	-	-	6,314	6,314
Warrant liability			15	15
Total	¥-	¥-	¥6,329	¥6,329

The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2022:
	As of December 31, 2021
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial assets:
Investment in marketable equity security	¥38,789	-	-	¥38,789

Financial liabilities:
Earn-out liability from BeeLive acquisition	-	-	10,638	10,638
Warrants liabilty			10,324	10,324
Total	¥-	¥-	¥20,962	¥20,962

	As of December 31, 2022
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial assets:
Investment in marketable equity security	¥40,548			¥40,548

Financial liabilities:
Earn-out liability from BeeLive acquisition	¥-	¥-	¥-	¥-
Earn-out liability from Weiliantong acquisition	-	-	4,336	4,336
Warrant liability			166	166
Total	¥-	¥-	¥4,502	¥4,502

Schedule of Major Assumptions Used in the Binomial Model	The major assumptions used in the binomial model are as follows:
	June 30, 2022	December 31, 2022
Risk-free interest rate	2.49%	4.73%
Share price	$3.27	$1.97
Probability	20% - 50%	20% - 50%
	June 30, 2022	December 31, 2022	June 30, 2023
Risk-free interest rate	2.52-2.86%	4.73%	5.47
Share price	$3.27	$1.97	$2.74
Probability	20% - 50%	20% - 50%	20%-50%

	December 31, 2021	December 31, 2022	June 30, 2023
Risk-free interest rate	0.75%	4.70%	5.45%
Share price	$5.68	$1.97	$2.74
Volatility	53%	68%	59%

The major assumptions used in the binomial model are as follows:
	May 7, 2020	December 31, 2020	December 31, 2021
Risk-free interest rate	0.14%	0.10%	0.38%
Share price	$8.92	$8.66	$5.68
Probability	20% - 50%	10%	20%-50%

	August 10, 2020	December 31, 2020	December 31, 2021	December 31, 2022
Risk-free interest rate	0.12 - 0.14%	0.11% - 0.13%	0.38%	4.73%
Share price	$6.2	$8.66	$5.68	$1.97
Probability	20% - 50%	20% - 50%	20% - 50%	20%-50%
	January 1, 2022	December 31, 2022
Risk-free interest rate	0.39-0.73%	4.73%
Share price	$5.13	$1.97
Probability	20% - 50%	20% - 50%

	May 7, 2020	December 31, 2020	December 31, 2021	December 31, 2022
Risk-free interest rate	0.23%	0.18%	0.75%	4.70%
Share price	$8.92	$8.66	$5.68	$1.97
Volatility	37%	38%	53%	68%

Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs	The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3):
Balance
Balance at December 31, 2021	¥10,638
Contingent consideration resulting from Weiliantong acquisition	19,875
Fair value change	(13,071)
Reclassification to shares to be issued	(13,106)
Balance at December 31, 2022	4,336
Fair value change	1,978
Balance at June 30, 2023	6,314
Less: Contingent consideration – earn-out liability – non-current portion	-
Contingent consideration – earn-out liability –current portion	¥6,314
Balance
Balance as of December 31, 2021	¥10,324
Fair value change	(10,776)
Exchange difference	618
Balance as of December 31, 2022	¥166
Fair value change	(153)
Exchange difference	2
Balance as of June 30, 2023	15
The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2020, 2021 and 2022:
Balance
Balance at January 1, 2020	¥-
Contingent consideration resulting from SPAC Transaction	266,828
Contingent consideration resulting from BeeLive acquisition	39,755
Fair value change	14,068
Exchange difference	(13,252)
Reclassification to shares to be issued	(200,100)
Balance at December 31, 2020	¥107,299
Fair value change	33,584
Exchange difference	(2,126)
Reclassification to shares to be issued	(128,119)
Balance at December 31, 2021	¥10,638
Contingent consideration resulting from Weiliantong acquisition	19,875
Fair value change	(13,071)
Reclassification to shares to be issued	(13,106)
Balance at December 31, 2022	¥4,336
Less: Contingent consideration – earn-out liability – non-current portion	-
Contingent consideration – earn-out liability –current portion	¥4,336
Balance
Balance at January 1, 2020	¥-
Warrant liabilities resulting from SPAC Transaction	36,121
Fair value change	(3,904)
Exchange difference	(2,659)
Balance as of December 31, 2020	¥29,558
Fair value change	(16,421)
Exercised	(115)
Exchange difference	(2,698)
Balance as of December 31, 2021	¥10,324
Fair value change	(10,776)
Exchange difference	618
Balance as of December 31, 2022	¥166

Schedule of Forth Types of Our Revenue	The following table sets forth types of our revenue for the periods indicated:
	For the six months ended
	June 30,	June 30,	June 30,
	2022	2023	2023
Amounts in thousands of RMB and USD	RMB	RMB	USD
Live streaming - consumable virtual items revenue	940,768	640,740	88,362
Live streaming - time based virtual item revenue	14,382	11,890	1,640
Technical services and others	14,823	14,812	2,042
Total revenue	969,973	667,442	92,044

The following table sets forth types of our revenue for the periods indicated:
	For the years ended December 31,
	2020	2021	2022	2022
Amounts in thousands of RMB and USD	RMB	RMB	RMB	USD
Live streaming - consumable virtual items revenue	1,187,431	1,617,056	1,886,179	273,470
Live streaming - time based virtual item revenue	29,596	32,905	27,683	4,014
Technical services and others	5,156	19,397	39,395	5,712
Total revenue	1,222,183	1,669,358	1,953,257	283,196

Schedule of Sets Forth Our Revenue	The following table sets forth our revenue by platforms for the periods indicated:
	For the six months ended
	June 30,	June 30,	June 30,
	2022	2023	2023
Amounts in thousands of RMB and USD	RMB	RMB	USD
Showself	282,856	171,689	23,678
Lehai	130,411	100,818	13,903
Haixiu	167,450	121,639	16,775
Beelive	243,522	160,379	22,117
Hongle	130,911	98,105	13,529
Technical services and others	14,823	14,812	2,042
TOTAL	969,973	667,442	92,044
The following table sets forth our revenue by platforms for the periods indicated:
	For the years ended December 31,
	2020	2021	2022	2022
Amounts in thousands of RMB and USD	RMB	RMB	RMB	USD
Showself	549,763	595,004	521,155	75,561
Lehai	180,112	242,910	241,851	35,065
Haixiu	321,468	326,661	317,953	46,099
Beelive	165,684	485,386	545,296	79,060
Hongle	-	-	287,607	41,699
Technical services and others	5,156	19,397	39,395	5,712
TOTAL	1,222,183	1,669,358	1,953,257	283,196

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Computer and transmission equipment	3 years
Furniture, fixtures and office equipment	5 years

Schedule of Estimated Economic Life of the Intangible Assets	Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:
Trademark	10 years
Patent	10 years
Copyright	10 years
Software	3 to 10 years
Licenses acquired	3 years to infinite life